UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21473
                                   811-21518

Name of Fund:  Merrill Lynch Inflation Protected Fund and
               Master Inflation Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Inflation Protected Fund and Master
     Inflation Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
     08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/04

Date of reporting period: 12/01/03 - 11/30/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Merrill Lynch
Inflation Protected Fund


Annual Report
November 30, 2004


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch Inflation Protected Fund
Box 9011
Princeton, NJ
08543-9011


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Merrill Lynch Inflation Protected Fund



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



A Letter From the President


Dear Shareholder

As we ended the current reporting period, several topics weighed heavily on investors' minds. Among them were questions about economic growth, corporate earnings, interest rates and inflation, politics, the price of oil and terrorism - all issues that are worth addressing here.

While the pace of economic expansion slowed somewhat between the first and second quarters of 2004, gross domestic product reaccelerated in the third quarter and is expected to approach 4% for the year. The generally favorable economic environment has benefited American corporations, which continued to post strong earnings. Although the extraordinary results seen in 2004 are likely to moderate in 2005, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board has signaled its confidence in the economic recovery by increasing the Federal Funds target rate five times since June 2004, from 1% to 2.25% as of the December 14 Federal Open Market Committee meeting. Inflation, for its part, has remained fairly subdued.

While the re-election of President Bush was generally viewed as business-friendly, the rising price of oil continued to be a concern for consumers and corporations. Although the price of oil has exceeded $50 per barrel recently, the situation is far from the crisis proportions we saw in the 1980s. Lastly, but importantly, terrorism and geopolitical tensions are unwelcome realities we are forced to live with today. Historically, however, the financial effects of any single event tend to be short-lived.

Amid the ambiguities, fixed income markets provided positive results. The Lehman Brothers Aggregate Bond Index, for example, returned +4.44% for the 12-month period and +3.82% for the six-month period ended November 30, 2004. The 10-year Treasury yield was essentially unchanged year-over-year, while the three-month Treasury ended the period at 2.23%, up from 1.08% six months ago and .93% 12 months ago.

The key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

Finally, after 35 years in the asset management business, it is with great satisfaction and some nostalgia that I embark on my retirement, effective January 1, 2005. The industry has evolved significantly over the past three and a half decades, and I am privileged to have been a part of it. I wish you continued success as you pursue your investment goals and, as always, I thank you for allowing Merrill Lynch Investment Managers to be a part of your financial life.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



A Discussion With Your Fund's Portfolio Managers


Although inflationary measures have been relatively tame, the Fund was able to use its exposure to credit products to enhance performance while still providing 100% inflation protection.


What is the Fund's investment objective?

The Fund seeks maximum real (inflation-adjusted) return consistent with preservation of capital. To that end, we invest primarily in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Under normal circumstances, the Fund will invest at least 80% of its assets in inflation-indexed bonds and other instruments structured to provide protection against inflation. The Fund is a feeder fund that invests all of its assets in a master portfolio, Master Inflation Protected Trust, which has the same investment objective and strategies as the Fund.


How has the Fund performed since its inception in light of the existing market and economic conditions?

Since its inception on February 27, 2004 through November 30, 2004, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +2.21%, +1.73%, +1.71% and +2.34%, respectively. For the same period, the Fund's benchmark, the Lehman Brothers U.S. TIPS (Treasury Inflation Protected Securities) Index, returned +3.01%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) The Fund's returns since inception were more closely aligned with the +2.45% average return of the Lipper Treasury Inflation Protected Securities category for the period between February 27, 2004, and November 30, 2004. (Funds in this Lipper category invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.) Relative to its Lipper peers, the Fund was able to add incremental return through its overweight exposure to credit product, such as corporate and mortgage-backed securities. Performance was hampered by modestly higher interest rates and the Fund's need to "ramp up" in the first month of the period.

To provide some context, at the Fund's inception, the prospects for economic growth were relatively optimistic. With the exception of the employment sector, the leading economic indicators were strong. Gross domestic product (GDP) grew at an annualized rate of 4.5% in the first quarter of 2004. In April, the employment picture began to brighten with the first in a series of surprisingly robust payroll reports. Along with the economic optimism came fears of inflation. In response, the Fed began raising interest rates with a 25 basis point (.25%) hike in June. Despite the Fed's apparent confidence in the economy, investors remained cautious in the face of election uncertainties, high oil prices and continued upheaval in Iraq. GDP grew just 3.3% in the second quarter, although the Fed continued to raise interest rates at a measured pace with 25 basis point hikes in August, September, November and December. Amid these conditions, inflation remained relatively subdued, therefore reducing some of the market's perceived desire for inflation-protected securities.

In short, although the economy did in fact grow, it expanded at a slower pace than originally anticipated. Under this scenario, we saw two outcomes - a strong environment for credit and modestly higher interest rates. The strong credit story helped Fund performance, as we were overweight in credit product. Offsetting this was the slightly higher interest rates, which caused a price decline in some of the Fund's bonds. In addition, Fund returns lagged the benchmark during the first month as we incurred the necessary bid-ask spreads (that is, the difference between the price we were willing to pay for a security and the price sellers were asking) in adding positions to the portfolio. This was a fairly natural phenomenon, as we were obliged to invest the initial assets coming into the Fund at prevailing market prices.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



How have you managed the portfolio since its inception?

Our strategy has not changed since the Fund's inception. As mentioned in our last report to shareholders, the portfolio consists of two components--the pure inflation-protected component and the derivative overlay, which we manage separate from the inflation products. At November 30, 2004, we were 100% invested in inflation-protected securities and continued to use various derivative instruments to gain exposure to credit and other spread products, including corporate bonds, mortgages and asset-backed securities.

In the inflation-protection component, we continued to employ a relative value model to determine whether TIPS were inexpensive or rich at any one point in time. We make long-term strategic trades in the TIPS space based on the buy/sell signals generated through that model. Of recent note, however, we opted not to reduce the Trust's exposure to TIPS as the model indicated. Given the significant spike in oil prices in the last several months of the period (and the potential for an associated spike in inflation), we saw our exposure to TIPS as an opportunity to enhance Fund returns. In our derivative overlay, where we achieve our credit exposure, we continued to look for opportunities to generate incremental return above and beyond the return available from the inflation-linked market alone. The portfolio's overall credit exposure reached a high of 50%, before returning to 35% by period-end.

We continued to manage the Trust's interest rate risk, expressing our views through our exposure to TIPS (real duration) versus traditional Treasury issues (nominal duration). In anticipation of rising interest rates, we started the period with a relatively short nominal duration. As interest rates embarked on a slow and steady trend upward, we adjusted the Trust's nominal duration to a more neutral stance, while keeping real duration neutral relative to our benchmark index.

How would you characterize the Trust's position at the close of the period?

We maintained a positive view on credit sectors and continued to use our derivative overlay strategy for yield enhancement. At period-end, the Trust was managed with a real duration and nominal duration equal to that of the benchmark index. We expect to maintain this positioning in the months ahead, as prospects for growth in inflation are somewhat unclear. While rather benign at the moment, inflation could rise dramatically if economic growth accelerates. With all of this in mind, we are prepared to increase or decrease our duration exposures should the market turn in one direction or the other.

We continue to believe that inflation protection will be valuable if economic growth accelerates. Such a scenario would hurt traditional fixed income investments more than TIPS investments because of their protection feature. As an additional benefit, TIPS have a low correlation to traditional fixed income investments and, therefore, offer investors an opportunity to diversify their portfolios and reduce overall risk. We also believe that credit should continue to perform well in a benign to improving economy, at least in the near term. Finally, we are looking for our credit exposure to help increase the Fund's yield, and will continue to monitor market and economic conditions, increasing or decreasing our credit exposure as we deem appropriate.



Frank Viola
Vice President and Co-Portfolio Manager


Thomas Musmanno
Vice President and Co-Portfolio Manager


December 15, 2004



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Performance Data


About Fund Performance


Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and an account maintenance fee of 0.25% per year (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.50% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower.



Recent Performance Results

                                                    6-Month        Since Inception     Standardized
As of November 30, 2004                           Total Return       Total Return      30-day Yield
ML Inflation Protected Fund Class A Shares*          +4.10%             +2.21%             2.37%
ML Inflation Protected Fund Class B Shares*          +3.76              +1.73              1.95
ML Inflation Protected Fund Class C Shares*          +3.75              +1.71              1.93
ML Inflation Protected Fund Class I Shares*          +4.06              +2.34              2.59
Lehman Brothers U.S. TIPS Index**                    +4.67              +3.01               --

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/27/04.

** This unmanaged Index consists of inflation-protected securities issued by the U.S. Treasury.
   Index securities must be a U.S. Treasury Inflation Note, be publicly traded, dollar-denominated and non-convertible, and fixed rated. Since inception total return is from 2/27/04.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Performance Data (continued)


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class A & Class B Shares

A line graph illustrating the growth of a $10,000 investment in ML Inflation Protected Fund++ Class A and Class B Shares* compared to a similar investment in Lehman Brothers U.S. TIPS Index++++.
Values illustrated are as follows:


ML Inflation Protected Fund++
Class A Shares*

Date                              Value

2/27/2004**                     $ 9,600.00
November 2004                   $ 9,812.00


ML Inflation Protected Fund++
Class B Shares*

Date                              Value

2/27/2004**                     $10,000.00
November 2004                   $ 9,776.00


Lehman Brothers U.S. TIPS Index++++.

Date                              Value

2/27/2004**                     $10,000.00
November 2004                   $10,301.00


   * Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.

  ** Commencement of operations.

  ++ ML Inflation Protected Fund invests all of its assets in Master Inflation Protected Trust. The Portfolio invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and corporations.

++++ This unmanaged Index consists of inflation-protected securities issued by the U.S. Treasury. Index securities must be a U.S. Treasury Inflation Note, be publicly traded, dollar-denominated and non-convertible, and fixed rated.

     Past performance is not predictive of future results.



Aggregate Total Return


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

Inception (2/27/04)
through 11/30/04                         +2.21%           -1.88%

 * Maximum sales charge is 4%.

** Assuming maximum sales charge.



                                        Return            Return
                                     Without CDSC      With CDSC**
Class B Shares*

Inception (2/27/04)
through 11/30/04                         +1.73%           -2.24%

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

** Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Performance Data (concluded)


TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class C & Class I Shares

A line graph illustrating the growth of a $10,000 investment in ML Inflation Protected Fund++ Class C and Class I Shares* compared to a similar investment in Lehman Brothers U.S. TIPS Index++++.
Values illustrated are as follows:


ML Inflation Protected Fund++
Class C Shares*

Date                              Value

2/27/2004**                     $10,000.00
November 2004                   $10,071.00


ML Inflation Protected Fund++
Class I Shares*

Date                              Value

2/27/2004**                     $ 9 600.00
November 2004                   $ 9,824.00


Lehman Brothers U.S. TIPS Index++++.

Date                              Value

2/27/2004**                     $10,000.00
November 2004                   $10,301.00


   * Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.

  ** Commencement of operations.

  ++ ML Inflation Protected Fund invests all of its assets in Master Inflation Protected Trust. The Portfolio invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and corporations.

++++ This unmanaged Index consists of inflation-protected securities issued by the U.S. Treasury. Index securities must be a U.S. Treasury Inflation Note, be publicly traded, dollar-denominated and non-convertible, and fixed rated.

     Past performance is not predictive of future results.



Aggregate Total Return


                                        Return            Return
                                     Without CDSC      With CDSC**
Class C Shares*

Inception (2/27/04)
through 11/30/04                         +1.71%           +0.71%

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

** Assuming payment of applicable contingent deferred sales charge.


                                    Return Without     Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

Inception (2/27/04)
through 11/30/04                         +2.34%           -1.76%

 * Maximum sales charge is 4%.

** Assuming maximum sales charge.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Disclosure of Expenses

Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2004 and held through November 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


                                                                                          Expenses Paid
                                                                           Ending       During the Period*
                                                       Beginning       Account Value     June 1, 2004 to
                                                     Account Value      November 30,       November 30,
                                                      June 1, 2004          2004               2004
Actual

Class A                                                  $1,000          $1,041.00             $5.17
Class B                                                  $1,000          $1,037.60             $7.87
Class C                                                  $1,000          $1,037.50             $8.07
Class I                                                  $1,000          $1,040.60             $3.94

Hypothetical (5% annual return before expenses)**

Class A                                                  $1,000          $1,020.00             $5.11
Class B                                                  $1,000          $1,017.35             $7.79
Class C                                                  $1,000          $1,017.15             $7.99
Class I                                                  $1,000          $1,021.21             $3.90

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class
   (1.01% for Class A, 1.54% for Class B, 1.58% for Class C and .77% for Class I), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Statement of Assets and Liabilities                                                  Merrill Lynch Inflation Protected Fund

As of November 30, 2004
Assets

            Investment in Master Inflation Protected Trust (the "Trust"), at value
            (identified cost--$93,320,229)                                                                  $    93,418,109
            Prepaid expenses                                                                                        110,252
                                                                                                            ---------------
            Total assets                                                                                         93,528,361
                                                                                                            ---------------

Liabilities

            Payables:
               Distributor                                                                $        48,590
               Other affiliates                                                                    17,394
               Administrator                                                                          498            66,482
                                                                                          ---------------
            Accrued expenses                                                                                         79,916
                                                                                                            ---------------
            Total liabilities                                                                                       146,398
                                                                                                            ---------------

Net Assets

            Net assets                                                                                      $    93,381,963
                                                                                                            ===============

Net Assets Consist of

            Class A Shares of beneficial interest, $.01 par value, unlimited number of
            shares authorized                                                                               $        14,178
            Class B Shares of beneficial interest, $.01 par value, unlimited number of
            shares authorized                                                                                        10,402
            Class C Shares of beneficial interest, $.01 par value, unlimited number of
            shares authorized                                                                                        59,899
            Class I Shares of beneficial interest, $.01 par value, unlimited number of
            shares authorized                                                                                         9,600
            Paid-in capital in excess of par                                                                     93,986,327
            Undistributed investment income--net                                          $        75,004
            Accumulated realized capital losses allocated from the Trust--net                   (871,327)
            Unrealized appreciation allocated from the Trust--net                                  97,880
                                                                                          ---------------
            Total accumulated losses--net                                                                         (698,443)
                                                                                                            ---------------
            Net Assets                                                                                      $    93,381,963
                                                                                                            ===============

Net Asset Value

            Class A--Based on net assets of $14,086,864 and 1,417,807 shares of beneficial
            interest outstanding                                                                            $          9.94
                                                                                                            ===============
            Class B--Based on net assets of $10,323,247 and 1,040,229 shares of beneficial
            interest outstanding                                                                            $          9.92
                                                                                                            ===============
            Class C--Based on net assets of $59,426,700 and 5,989,942 shares of beneficial
            interest outstanding                                                                            $          9.92
                                                                                                            ===============
            Class I--Based on net assets of $9,545,152 and 960,013 shares of beneficial
            interest outstanding                                                                            $          9.94
                                                                                                            ===============

            See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Statement of Operations                                                              Merrill Lynch Inflation Protected Fund

For the Period February 27, 2004++ to November 30, 2004
Investment Income Allocated from the Trust--Net

            Net investment income allocated from the Trust:
               Interest (including $39,273 from affiliates)                                                 $     3,199,332
               Securities lending                                                                                     6,364
               Expenses (net of $11,730 reimbursement)                                                            (296,125)
                                                                                                            ---------------
            Net investment income allocated from the Trust                                                        2,909,571
                                                                                                            ---------------

Expenses

            Investment advisory fees                                                      $       356,648
            Account maintenance and distribution fees--Class C                                    325,355
            Offering costs                                                                         99,507
            Account maintenance and distribution fees--Class B                                     63,350
            Transfer agent fees--Class C                                                           42,719
            Registration fees                                                                      35,918
            Account maintenance fees--Class A                                                      29,150
            Professional fees                                                                      21,702
            Printing and shareholder reports                                                       16,789
            Transfer agent fees--Class A                                                           11,163
            Transfer agent fees--Class I                                                           10,072
            Transfer agent fees--Class B                                                            9,931
            Other                                                                                  11,615
                                                                                          ---------------
            Total expenses before waiver                                                        1,033,919
            Waiver of expenses                                                                  (344,596)
                                                                                          ---------------

            Total expenses after waiver                                                                             689,323
                                                                                                            ---------------
            Investment income--net                                                                                2,220,248
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) Allocated from the Trust--Net

            Realized loss on investments, futures contracts, swaps and options written
            allocated from the Trust--net                                                                         (751,566)
            Unrealized appreciation/depreciation on investments, futures contracts,
            swaps and options written allocated from the Trust--net                                                  97,880
                                                                                                            ---------------
            Total realized and unrealized loss allocated from the Trust--net                                      (653,686)
                                                                                                            ---------------
            Net Increase in Net Assets Resulting from Operations                                            $     1,566,562
                                                                                                            ===============

               ++ Commencement of operations.

                  See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Statement of Changes in Net Assets                                                   Merrill Lynch Inflation Protected Fund

                                                                                                           For the Period
                                                                                                        February 27, 2004++
                                                                                                          to November 30,
Increase (Decrease) in Net Assets:                                                                              2004
Operations

            Investment income--net                                                                          $     2,220,248
            Realized loss allocated from the Trust--net                                                           (751,566)
            Unrealized appreciation/depreciation allocated from the Trust--net                                       97,880
                                                                                                            ---------------
            Net increase in net assets resulting from operations                                                  1,566,562
                                                                                                            ---------------

Dividends to Shareholders

            Investment income--net:
               Class A                                                                                            (433,378)
               Class B                                                                                            (285,490)
               Class C                                                                                          (1,294,167)
               Class I                                                                                            (425,401)
                                                                                                            ---------------
            Net decrease in net assets resulting from dividends to shareholders                                 (2,438,436)
                                                                                                            ---------------

Beneficial Interest Transactions

            Net increase in net assets derived from beneficial interest transactions                             94,153,837
                                                                                                            ---------------

Net Assets

            Total increase in net assets                                                                         93,281,963
            Beginning of period                                                                                     100,000
                                                                                                            ---------------
            End of period*                                                                                  $    93,381,963
                                                                                                            ===============
                * Undistributed investment income--net                                                      $        75,004
                                                                                                            ===============

               ++ Commencement of operations.

                  See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Financial Highlights                                                                 Merrill Lynch Inflation Protected Fund

The following per share data and ratios have been derived
from information provided in the financial statements.                           For the Period February 27, 2004++
                                                                                        to November 30, 2004
Increase (Decrease) in Net Asset Value:                                    Class A      Class B      Class C       Class I
Per Share Operating Performance

           Net asset value, beginning of period                           $    10.00   $    10.00   $    10.00   $    10.00
                                                                          ----------   ----------   ----------   ----------
           Investment income--net                                                .26          .22          .21          .27
           Realized and unrealized loss allocated from the Trust--net          (.05)        (.05)        (.05)        (.05)
                                                                          ----------   ----------   ----------   ----------
           Total from investment operations                                      .21          .17          .16          .22
                                                                          ----------   ----------   ----------   ----------
           Less dividends in excess of investment income--net                  (.27)        (.25)        (.24)        (.28)
                                                                          ----------   ----------   ----------   ----------
           Net asset value, end of period                                 $     9.94   $     9.92   $     9.92   $     9.94
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

           Based on net asset value per share                               2.21%+++     1.73%+++     1.71%+++     2.34%+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses, net of waiver++++                                        1.03%*       1.55%*       1.59%*        .78%*
                                                                          ==========   ==========   ==========   ==========
           Expenses++++                                                       1.54%*       2.05%*       2.09%*       1.28%*
                                                                          ==========   ==========   ==========   ==========
           Investment income--net                                             3.53%*       3.02%*       2.79%*       3.91%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of period (in thousands)                       $   14,087   $   10,323   $   59,427   $    9,545
                                                                          ==========   ==========   ==========   ==========
           Portfolio turnover of the Trust                                    58.12%       58.12%       58.12%       58.12%
                                                                          ==========   ==========   ==========   ==========

             * Annualized.

            ** Total investment returns exclude the effect of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

            ++ Commencement of operations.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Notes to Financial Statements
Merrill Lynch Inflation Protected Fund


1. Significant Accounting Policies:
Merrill Lynch Inflation Protected Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Inflation Protected Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Prior to commencement of operations on February 27, 2004, the Fund had no operations other than those relating to organizational matters and the sale of 10,000 shares of beneficial interest on February 10, 2004 to Fund Asset Management, L.P. ("FAM") for $100,000. The percentage of the Trust owned by the Fund at November 30, 2004 was 88.3%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on certain changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees and offering costs--Prepaid registration fees and offering costs will be amortized over a 12-month period beginning with the commencement of operations of the Fund.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassifications--U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $173,431 has been reclassified between paid-in capital in excess of par and undistributed net investment income and $119,761 has been reclassified between accumulated realized capital losses and undistributed net investment income as a result of permanent differences attributable to non-deductible expenses paid, accounting for swap agreements and differences in amortization methods for premiums and discounts on fixed income securities. These reclassifications have no effect on net assets or net asset values per share.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Merrill Lynch Inflation Protected Fund


2. Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .50%, on an annual basis, of the average daily value of the Fund's net assets. FAM has contractually agreed to waive the Fund's investment advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. During the Fund's start-up phase, FAM elected to waive a portion of its management fee. For the period February 27, 2004 to November 30, 2004, FAM earned fees of $356,648, of which $344,596 were waived.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class A                          .25%                     --
Class B                          .25%                   .50%
Class C                          .25%                   .55%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period February 27, 2004 to November 30, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

                                 FAMD                 MLPF&S

Class A                       $29,994               $250,647
Class I                       $   391               $  4,827


For the period February 27, 2004 to November 30, 2004, MLPF&S received contingent deferred sales charges of $14,362 relating to transactions in Class C Shares. Furthermore, MLPF&S received contingent deferred sales charges of $1,694 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Beneficial Interest Transactions:
Net increase in net assets derived from capital share transactions was $94,153,837 for the period February 27, 2004 to November 30,
2004.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the
Period February 27, 2004++                                   Dollar
to November 30, 2004                      Shares             Amount

Shares sold                            2,020,343   $     20,210,402
Automatic conversion of shares           155,160          1,511,620
Shares issued to shareholders
   in reinvestment of dividends           27,990            272,252
                                 ---------------   ----------------
Total issued                           2,203,493         21,994,274
Shares redeemed                        (788,186)        (7,780,359)
                                 ---------------   ----------------
Net increase                           1,415,307   $     14,213,915
                                 ===============   ================

++ Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Notes to Financial Statements (concluded)
Merrill Lynch Inflation Protected Fund


Class B Shares for the
Period February 27, 2004++                                   Dollar
to November 30, 2004                      Shares             Amount

Shares sold                            1,482,130   $     14,800,086
Shares issued to shareholders
   in reinvestment of dividends           20,088            195,336
                                 ---------------   ----------------
Total issued                           1,502,218         14,995,422
                                 ---------------   ----------------
Shares redeemed                        (309,323)        (3,043,137)
Automatic conversion of shares         (155,166)        (1,511,620)
                                 ---------------   ----------------
Total redeemed                         (464,489)        (4,554,757)
                                 ---------------   ----------------
Net increase                           1,037,729   $     10,440,665
                                 ===============   ================

++ Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.


Class C Shares for the
Period February 27, 2004++                                   Dollar
to November 30, 2004                      Shares             Amount

Shares sold                            6,544,918   $     65,232,812
Shares issued to shareholders
   in reinvestment of dividends          101,672            988,368
                                 ---------------   ----------------
Total issued                           6,646,590         66,221,180
Shares redeemed                        (659,148)        (6,412,303)
                                 ---------------   ----------------
Net increase                           5,987,442   $     59,808,877
                                 ===============   ================

++ Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.


Class I Shares for the
Period February 27, 2004++                                   Dollar
to November 30, 2004                      Shares             Amount

Shares sold                            1,906,764   $     19,091,167
Shares issued to shareholders
   in reinvestment of dividends           36,086            350,967
                                 ---------------   ----------------
Total issued                           1,942,850         19,442,134
Shares redeemed                        (985,337)        (9,751,754)
                                 ---------------   ----------------
Net increase                             957,513   $      9,690,380
                                 ======-========   ================

++ Prior to commencement of operations, the Fund issued 2,500 shares to FAM for $25,000.


4. Distributions to Shareholders:

The tax character of distributions paid during the period February 27, 2004 to November 30, 2004 was as follows:


                                                     2/27/2004++ to
                                                       11/30/2004
Distributions paid from:
  Ordinary income                                  $      2,438,436
                                                   ----------------
Total taxable distributions                        $      2,438,436
                                                   ================

++ Commencement of operations.


As of November 30, 2004, the components of accumulated losses on a tax basis were as follows:


Undistributed ordinary income--net                 $         37,675
Undistributed long-term capital gains--net                       --
                                                   ----------------
Total undistributed earnings--net                            37,675
Capital loss carryforward                                (811,312)*
Unrealized gains--net                                      75,194**
                                                   ----------------
Total accumulated losses--net                      $      (698,443)
                                                   ================

 * On November 30, 2004, the Fund had a net capital loss carry-forward of $811,312, all of which expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain options contracts, the deferral of post-October capital losses for tax purposes and other book/tax temporary differences.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Report of Independent Registered Public Accounting Firm
Merrill Lynch Inflation Protected Fund


To the Shareholders and Board of Trustees of Merrill Lynch Inflation Protected Fund:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Inflation Protected Fund, as of November 30, 2004, the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 27, 2004 (commencement of operations) to November 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Inflation Protected Fund at November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the period February 27, 2004 through November 30, 2004, in conformity with U.S. generally accepted accounting principles.



(Ernst & Young LLP)
Philadelphia, Pennsylvania
January 14, 2005



Important Tax Information (unaudited)


Of the ordinary income distributions paid by Merrill Lynch Inflation Protected Fund, Inc. during the taxable year ended November 30, 2004, 80.49% was attributable to federal obligations.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Schedule of Investments                                            Master Inflation Protected Trust       (in U.S. dollars)

                                 Face
Industry++                     Amount    Corporate Bonds                                                            Value
Finance--2.4%         $     2,500,000    SLM Corporation, 4.31% due 4/01/2009 (c)                            $    2,510,900

                                         Total Investments in Corporate Bonds (Cost--$2,500,000)--2.4%            2,510,900


                                         U.S. Government Obligations

                                         U.S. Treasury Inflation Indexed Bonds & Notes:
                           11,985,100        3.375% due 1/15/2007 (Tennessee Valley Authority)                   12,730,094
                            4,701,480        3.625% due 1/15/2008 (b)                                             5,148,845
                            7,526,025        3.875% due 1/15/2009                                                 8,466,485
                            2,821,575        4.25% due 1/15/2010                                                  3,279,093
                            4,364,080        3.50% due 1/15/2011                                                  4,957,027
                           11,617,100        3% due 7/15/2012                                                    12,913,708
                            7,857,488        1.875% due 7/15/2013                                                 8,026,990
                            9,968,399        2% due 1/15/2014                                                    10,237,924
                            2,014,740        2% due 7/15/2014                                                     2,061,851
                           10,272,675        3.625% due 4/15/2028                                                12,988,051
                            7,970,052        3.875% due 4/15/2029                                                10,529,555
                            6,418,680        3.375% due 4/15/2032                                                 8,145,080

                                         Total Investments in U.S. Government Obligations
                                         (Cost--$99,468,095)--93.9%                                              99,484,703



                 Beneficial Interest/
                          Shares Held    Short-Term Investments
                      $     3,298,568    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)              3,298,568
                            5,240,625    Merrill Lynch Premier Institutional Fund (a)(d)                          5,240,625

                                         Total Short-Term Investments (Cost--$8,539,193)--8.1%                    8,539,193



                            Number of
                            Contracts    Options Purchased
Call Options                     7+++    London InterBank Offered Rate (LIBOR) Linked Floor, expiring
Purchased--0.0%                          April 2005 at USD .015, Broker J.P. Morgan Chase Bank                           70

                                         Total Options Purchased (Premiums Paid--$4,200)--0.0%                           70

                                         Total Investments (Cost--$110,511,488)--104.4%                         110,534,866



                                         Options Written

Call Options                    20+++    Consumer Price Index (CPI) Linked Floor, expiring April 2009
Written--0.0%                            at USD 1, Broker Morgan Stanley Capital Services Inc.                     (32,000)

Put Options                        50    U.S. Treasury Notes, expiring December 2004 at USD 108,
Written--0.0%                            Broker HSBC Securities                                                    (10,156)

                                         Total Options Written (Premiums Received--$38,844)--0.0%                  (42,156)

                          Total Investments, Net of Options Written (Cost--$110,472,644*)--104.4%               110,492,710
                          Liabilities in Excess of Other Assets--(4.4%)                                         (4,653,981)
                                                                                                             --------------
                          Net Assets--100.0%                                                                 $  105,838,729
                                                                                                             ==============


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Schedule of Investments (concluded)
Master Inflation Protected Trust                  (in U.S. dollars)


 ++ For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry reclassifications are unaudited.

+++ One contract represents a notional amount of $1,000,000.

  * The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost, net of options written          $  110,479,794
                                                    ==============
    Gross unrealized appreciation                   $      453,251
    Gross unrealized depreciation                        (440,335)
                                                    --------------
    Net unrealized appreciation                     $       12,916
                                                    ==============


(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                         Interest/
                                             Net          Dividend
    Affiliate                              Activity         Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I            $ 3,298,568      $ 44,512
    Merrill Lynch Liquidity Series,
      LLC Money Market Series                     --      $    364
    Merrill Lynch Premier Institutional
      Fund                                 5,240,625      $  6,928


(b) Security, or a portion of security, is on loan.

(c) Floating rate note.

(d) Security was purchased with the cash proceeds from securities loans.


    Swaps outstanding as of November 30, 2004 were as follows:


                                                        Unrealized
                                         Notional    Appreciation/
                                          Amount      Depreciation

    Sold credit default protection
    on Time Warner Inc. and receive
    .50% interest

    Broker, Morgan Stanley
    Capital Services Inc.
    Expires June 2007                     $2,000,000    $   17,198

    Sold credit default protection on
    Sprint Capital Corp. and receive
    .93% interest

    Broker, J.P. Morgan Chase
    Expires June 2009                     $2,000,000        49,678

    Sold credit default protection on
    Wyeth and receive .67% interest

    Broker, Lehman Brothers
    Special Finance
    Expires June 2009                     $2,000,000        28,466

    Sold credit default protection on
    CDX and receive .60% interest

    Broker, J.P. Morgan Chase
    Expires September 2009                $3,000,000      (17,476)

    Sold credit default protection on
    WFS Financial Owner Trust and
    receive .41% interest

    Broker, Morgan Stanley Capital
    Services Inc.
    Expires December 2010                 $3,165,000         2,516

    Sold credit default protection on
    Holmes Financing PLC and receive
    .55% interest

    Broker, Deutsche Bank AG, London
    Expires July 2040                     $3,000,000           936

    Sold credit default protection on
    Permanent Financing PLC and receive
    .55% interest

    Broker, Deutsche Bank AG, London
    Expires June 2042                     $3,000,000         2,586

    Sold credit default protection on
    Granite Mortgages PLC and receive
    .45% interest

    Broker, Deutsche Bank AG, London
    Expires June 2044                     $3,000,000         2,700
                                                        ----------
    Total                                               $   86,604
                                                        ==========

     See Notes to Financial Statements.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Statement of Assets and Liabilities                                                        Master Inflation Protected Trust

As of November 30, 2004
Assets

           Investments in unaffiliated securities, at value (including securities
           loaned of $5,020,119) (identified cost--$101,968,095)                                            $   101,995,603
           Investments in affiliated securities, at value (identified cost--$8,539,193)                           8,539,193
           Unrealized appreciation on swaps                                                                          86,604
           Options purchased, at value (premiums paid--$4,200)                                                           70
           Receivables:
               Interest (including $178 from affiliates)                                  $       833,611
               Contributions                                                                       52,012
               Swaps                                                                               20,937
               Securities lending                                                                     774           907,334
                                                                                          ---------------
           Prepaid expenses and other assets                                                                         17,802
                                                                                                            ---------------
           Total assets                                                                                         111,546,606
                                                                                                            ---------------

Liabilities

           Collateral on securities loaned, at value                                                              5,240,625
           Swap premiums received                                                                                     2,267
           Options written, at value (premiums received--$38,844)                                                    42,156
           Payables:
               Withdrawals                                                                        386,219
               Investment adviser                                                                   1,453
               Other affiliates                                                                     1,010           388,682
                                                                                          ---------------
           Accrued expenses and other liabilities                                                                    34,147
                                                                                                            ---------------
           Total liabilities                                                                                      5,707,877
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   105,838,729
                                                                                                            ===============

Net Assets Consist of

           Investors' capital                                                                               $   105,732,059
           Unrealized appreciation--net                                                                             106,670
                                                                                                            ---------------
           Net Assets                                                                                       $   105,838,729
                                                                                                            ===============

           See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Statement of Operations                                                                    Master Inflation Protected Trust

For the Period February 27, 2004++ to November 30, 2004
Investment Income

           Interest (including $44,512 from affiliates)                                                     $     3,648,153
           Securities lending                                                                                         7,292
                                                                                                            ---------------
           Total income                                                                                           3,655,445
                                                                                                            ---------------

Expenses

           Investment advisory fees                                                       $       203,779
           Accounting services                                                                    111,458
           Trustees' fees and expenses                                                              9,438
           Custodian fees                                                                           6,973
           Professional fees                                                                        6,656
           Printing and shareholder reports                                                         3,590
           Pricing fees                                                                               566
           Other                                                                                    7,452
                                                                                          ---------------
           Total expenses before waiver                                                           349,912
           Waiver of expenses                                                                    (12,925)
                                                                                          ---------------
           Total expenses after waiver                                                                              336,987
                                                                                                            ---------------
           Investment income--net                                                                                 3,318,458
                                                                                                            ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain (loss) on:
               Investments--net                                                                 (643,101)
               Futures contracts and swaps--net                                                 (270,408)
               Options written                                                                     49,403         (864,106)
                                                                                          ---------------
           Unrealized appreciation/depreciation on:
               Investments--net                                                                    23,378
               Swaps--net                                                                          86,604
               Options written                                                                    (3,312)           106,670
                                                                                          ---------------   ---------------
           Total realized and unrealized loss--net                                                                (757,436)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     2,561,022
                                                                                                            ===============

               ++ Commencement of operations.

                  See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Statement of Changes in Net Assets                                                         Master Inflation Protected Trust

                                                                                                           For the Period
                                                                                                        February 27, 2004++
                                                                                                          to November 30,
Increase (Decrease) in Net Assets:                                                                              2004
Operations

           Investment income--net                                                                           $     3,318,458
           Realized loss--net                                                                                     (864,106)
           Unrealized appreciation/depreciation--net                                                                106,670
                                                                                                            ---------------
           Net increase in net assets resulting from operations                                                   2,561,022
                                                                                                            ---------------

Beneficial Interest Transactions

           Proceeds from contributions                                                                          142,003,683
           Fair value of withdrawals                                                                           (38,812,515)
                                                                                                            ---------------
           Net increase in net assets derived from beneficial interest transactions                             103,177,707
                                                                                                            ---------------

Net Assets

           Total increase in net assets                                                                         105,738,729
           Beginning of period                                                                                      100,000
                                                                                                            ---------------
           End of period                                                                                    $   105,838,729
                                                                                                            ===============

               ++ Commencement of operations.

                  See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Financial Highlights                                                                       Master Inflation Protected Trust

                                                                                                           For the Period
                                                                                                        February 27, 2004++
The following ratios have been derived from                                                               to November 30,
information provided in the financial statements.                                                               2004
Total Investment Return

           Total investment return                                                                                 2.59%+++
                                                                                                            ===============

Ratios to Average Net Assets

           Expenses, net of waiver                                                                                    .41%*
                                                                                                            ===============
           Expenses                                                                                                   .43%*
                                                                                                            ===============
           Investment income--net                                                                                    4.06%*
                                                                                                            ===============

Supplemental Data

           Net assets, end of period (in thousands)                                                         $       105,839
                                                                                                            ===============
           Portfolio turnover                                                                                        58.12%
                                                                                                            ===============

             * Annualized.

            ++ Commencement of operations.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Notes to Financial Statements
Master Inflation Protected Trust


1. Significant Accounting Policies:
Master Inflation Protected Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Trust, subject to certain limitations. Prior to commencement of operations on February 27, 2004, the Trust had no operations other than those relating to organizational matters and a $100,000 capital contribution to the Trust by the Merrill Lynch Inflation Protected Fund. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Debt securities are traded primarily in the over-the-counter markets and are valued at the last available bid price in the over-the-counter market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sales price in the case of exchange-traded options. In the case of options traded in the over-the-counter ("OTC") market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair valuations received daily by the Trust from the counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Equity securities that are held by the Trust, which are traded on stock exchanges or the Nasdaq National Market, are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the OTC market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Notes to Financial Statements (continued)
Master Inflation Protected Trust


* Options--The Trust may purchase and write covered call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Swaps--The Trust may enter into swap agreements, which are over-the-counter contracts in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

(c) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Notes to Financial Statements (concluded)
Master Inflation Protected Trust


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the annual rate of 0.25%. During the Trust's start-up phase, FAM elected to waive a portion of its management fee. For the period February 27, 2004 to November 30, 2004, FAM earned fees of $203,779, of which $12,925 was waived.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the period February 27, 2004 to November 30, 2004, MLIM, LLC received $3,200 in securities lending agent fees.

For the period February 27, 2004 to November 30, 2004, the Trust reimbursed FAM $1,876 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period February 27, 2004 to November 30, 2004 were
$161,618,201 and $58,255,152, respectively.

Transactions in call options written for the period February 27, 2004 to November 30, 2004 were as follows:

                                       Number of           Premiums
                                       Contracts           Received
Outstanding call options written,
   beginning of period                        --                 --
Options written                            5,426    $        68,353
Options expired                          (5,406)           (36,353)
                                  --------------    ---------------
Outstanding call options
   written, end of period                     20    $        32,000
                                  ==============    ===============


Transactions in put options written for the period February 27, 2004 to November 30, 2004 were as follows:


                                       Number of           Premiums
                                       Contracts           Received

Outstanding put options written,
   beginning of period                        --                 --
Options written                               70    $        19,894
Options expired                             (20)           (13,050)
                                  --------------    ---------------
Outstanding put options
   written, end of period                     50    $         6,844
                                  ==============    ===============



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004



Report of Independent Registered Public Accounting Firm
Master Inflation Protected Trust


To the Investors and Board of Trustees of Master Inflation Protected Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Inflation Protected Trust, as of November 30, 2004, the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 27, 2004 (commencement of operations) to November 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Inflation Protected Trust at November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the period February 27, 2004 through November 30, 2004, in conformity with U.S. generally accepted accounting principles.



(Ernst & Young LLP)
Philadelphia, Pennsylvania
January 14, 2005



Portfolio Information As of November 30, 2004 (unaudited)


                                               Percent of
                                                 Total
Asset Mix                                     Investments

U.S. Government Obligations                       90.0%
Corporate Bonds                                    2.3
Other*                                             7.7

* Includes portfolio holdings in short-term securities and options.



MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Officers and Trustees


                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)   Length of                                               Fund Complex   Directorships
                      Held with     Time                                                    Overseen by    Held by
Name, Address & Age   Fund/Trust    Served    Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*       President     2004 to   President of the Merrill Lynch Investment     124 Funds      None
P.O. Box 9011         and           present   Managers, L.P. ("MLIM")/Fund Asset            157 Portfolios
Princeton,            Trustee                 Management, L.P. ("FAM")-advised funds
NJ 08543-9011                                 since 1999; Chairman (Americas Region)
Age: 64                                       of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund/Trust based on his present and former positions with MLIM, FAM, FAMD, Princeton
  Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
  Fund/Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Officers and Trustees (continued)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)   Length of                                               Fund Complex   Directorships
                      Held with     Time                                                    Overseen by    Held by
Name, Address & Age   Fund/Trust    Served    Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees*

David O. Beim         Trustee       2004 to   Professor of Finance and Economics at the     14 Funds       None
P.O. Box 9095                       present   Columbia University Graduate School of        17 Portfolios
Princeton,                                    Business since 1991; Chairman of Outward
NJ 08543-9095                                 Bound U.S.A. from 1997 to 2002; Chairman
Age: 64                                       of Wave Hill, Inc. since 1990.


James T. Flynn        Trustee       2004 to   Chief Financial Officer of J.P. Morgan &      14 Funds       None
P.O. Box 9095                       present   Co., Inc. from 1990 to 1995 and an employee   17 Portfolios
Princeton,                                    of J.P. Morgan in various capacities from
NJ 08543-9095                                 1967 to 1995.
Age: 65


W. Carl Kester        Trustee       2004 to   Mizuho Financial Group Professor of           14 Funds       None
P.O. Box 9095                       present   Finance; Senior Associate Dean and Chairman   17 Portfolios
Princeton,                                    of the MBA Program of Harvard University
NJ 08543-9095                                 Graduate School of Business Administration
Age: 53                                       since 1999; James R. Williston Professor
                                              of Business Administration of Harvard
                                              University Graduate School of Business from
                                              1997 to 1999; MBA Class of 1977, Professor
                                              of Business Administration of Harvard
                                              University Graduate School of Business
                                              Administration from 1981 to 1997;
                                              Independent Consultant since 1978.


Karen P. Robards      Trustee       2004 to   President of Robards & Company, a financial   14 Funds       None
P.O. Box 9095                       present   advisory since 1987; formerly an investment   17 Portfolios
Princeton,                                    banker with Morgan Stanley for more than
NJ 08543-9095                                 ten years; Director of Enable Medical Corp.
Age: 54                                       since 1996; Director of Atricure, Inc.
                                              since 2000; Director of CineMuse Inc. from
                                              1996 to 2000; Director of the Cooke Center
                                              for Learning and Development, a not-for-profit
                                              organization, since 1987.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Officers and Trustees (concluded)

                      Position(s)   Length of
                      Held with     Time
Name, Address & Age   Fund/Trust    Served    Principal Occupation(s) During Past 5 Years
Fund Officers*

Donald C. Burke       Vice          2004 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President     present   1999; Senior Vice President and Treasurer of Princeton Services since 1999
Princeton,            and                     and Director since 2004; Vice President of FAMD since 1999; Vice President of
NJ 08543-9011         Treasurer               MLIM and FAM from 1990 to 1997; Director of MLIM Taxation since 1990.
Age: 44


Frank Viola           Vice          2004 to   Managing Director (Global Fixed Income) of MLIM since 1997; Treasurer of
P.O. Box 9011         President     present   Merrill Lynch Bank & Trust from 1996 to 1997 and Vice President of Merrill
Princeton,                                    Lynch Capital Markets from 1993 to 1996.
NJ 08543-9011
Age: 40


Thomas Musmanno       Vice          2004 to   Director (Global Fixed Income) of MLIM since 2004; Vice President of MLIM
P.O. Box 9011         President     present   from 1997 to 2004; Derivatives and Structured Products Specialist with MLIM
Princeton,                                    from 2000 to 2002; Portfolio Manager with MLIM from 1996.
NJ 08543-9011
Age: 35


Jeffrey Hiller        Chief         2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
P.O. Box 9011         Compliance    present   President and Chief Compliance Officer of MLIM since 2004; Global Director
Princeton,            Officer                 of Compliance at Morgan Stanley Investment Management from 2002 to 2004;
NJ 08543-9011                                 Managing Director and Global Director of Compliance at Citigroup Asset
Age: 53                                       Management from 2000 to 2002; Chief Compliance Officer at Soros Fund
                                              Management in 2000; Chief Compliance Officer at Prudential Financial from
                                              1995 to 2000.


Alice A. Pellegrino   Secretary     2004 to   Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from
P.O. Box 9011                       present   1999 to 2002; Attorney associated with MLIM since 1997.
Princeton,
NJ 08543-9011
Age: 44


* Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Effective January 1, 2005, Terry K. Glenn will retire as President and Trustee of Merrill Lynch Inflation Protected Fund and Master
Inflation Protected Trust. The Fund's/Trust's Board of Trustees wishes Mr. Glenn well in his retirement.

Effective January 1, 2005, Robert C. Doll, Jr. will become President and Trustee of the Fund and the Trust.


MERRILL LYNCH INFLATION PROTECTED FUND, NOVEMBER 30, 2004


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T.
Flynn and (4) Karen P. Robards.

The registrant's board of directors has determined that David O.
Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 11 years.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.
Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Principal Accountant Fees and Services

Merrill Lynch Inflation Protected Fund
(a) Audit Fees -  Fiscal Year Ending November 30, 2004 - $5,000
                  Fiscal Year Ending November 30, 2003 - $N/A

Master Inflation Protected Trust
(a) Audit Fees -  Fiscal Year Ending November 30, 2004 - $37,500
                  Fiscal Year Ending November 30, 2003 - $N/A

Merrill Lynch Inflation Protected Fund
(b) Audit-Related Fees -
                  Fiscal Year Ending November 30, 2004 - $0
                  Fiscal Year Ending November 30, 2003 - $N/A

Master Inflation Protected Trust
(b) Audit-Related Fees -
                  Fiscal Year Ending November 30, 2004 - $0
                  Fiscal Year Ending November 30, 2003 - $N/A

Merrill Lynch Inflation Protected Fund
(c) Tax Fees -    Fiscal Year Ending November 30, 2004 - $5,000
                  Fiscal Year Ending November 30, 2003 - $N/A

The nature of the services include tax compliance, tax advice and tax planning.

Master Inflation Protected Trust
(c) Tax Fees -    Fiscal Year Ending November 30, 2004 - $5,000
                  Fiscal Year Ending November 30, 2003 - $N/A

The nature of the services include tax compliance, tax advice and tax planning.

Merrill Lynch Inflation Protected Fund
(d) All Other Fees -
                  Fiscal Year Ending November 30, 2004 - $0
                  Fiscal Year Ending November 30, 2003 - $N/A

Master Inflation Protected Trust
(d) All Other Fees -
                  Fiscal Year Ending November 30, 2004 - $0
                  Fiscal Year Ending November 30, 2003 - $N/A

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending November 30, 2004 - $5,000
    Fiscal Year Ending November 30, 2003 - $N/A

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Inflation Protected Fund and Master Inflation
Protected Trust

By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: January 13, 2005


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: January 13, 2005